Note 3 - Liquidity Risks and Management's Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Liquidity Disclosures [Text Block]
Note 3 –	Liquidity Risks and Management’s Plans

We are subject to risks common to companies in the biotechnology industry, including but not
limited to, the need for additional capital, risks of failure of preclinical and clinical studies, the need to obtain marketing approval and reimbursement for any drug product candidate that we may
identify and develop, the need to successfully commercialize and gain market acceptance of our product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development of technological innovations by competitors, and reliance on third
party manufacturers.

We have incurred net losses since inception. Our net loss was
$6.5
million for each of the
three
-month periods ended
March 31, 2020
and
2019.
We expect to continue to incur operating losses for at least the next several years. As of
March 31, 2020,
we had an accumulated deficit of
$691.7
million. Our future success is dependent on our ability to identify and develop our product candidates, and ultimately upon our ability to attain profitable operations. We have devoted substantially all of our financial resources and efforts to research and development and general and administrative expense to support such research and development. Net losses and negative cash flows have had, and will continue to have, an adverse effect on our stockholders’ equity and working capital, and accordingly, our ability to execute our future operating plans.

In the future, we will need to raise additional capital to continue funding our operations. We plan to obtain funding through a combination of public or private equity offerings, or strategic transactions including collaborations, licensing arrangements or other strategic partnerships. There is inherent uncertainty associated with these fundraising activities and, other than the funding recently committed by Lee’s Pharmaceutical (HK) Ltd., or Lee’s (HK), as discussed below, they are not
considered probable. In the absence of such funding, we plan to strategically manage our uncommitted spend to execute our priorities and implement cost saving measures to reduce research and development expenditures which would include limiting or delaying or terminating preclinical and clinical studies or other development activities for our AEROSURF product candidates.

We recently entered into a binding commitment with Lee’s (HK), pursuant to which Lee’s (HK) will provide financing for the development of AEROSURF beginning
April 1, 2020
through
September 30, 2020.
We are in the process of negotiating a definitive agreement with Lee’s (HK) to set forth additional funding beyond
September 30, 2020
through study completion.  If we are unsuccessful at finalizing a definitive agreement with Lee’s (HK) or if we are successful but Lee’s (HK) subsequently terminates the agreement beyond
September 30, 2020,
our Board of Directors has approved a plan to suspend or terminate AEROSURF development until such time as we are able to secure the capital required to fund the program.

Management considers the successful implementation of these plans and efforts to manage uncommitted spending, including AEROSURF development, and to carry out necessary cost saving measures to be probable. Therefore, we expect our plans will enable our cash and cash equivalents as of the filing of our Quarterly Report on Form
10
-Q for the
three
months ended
March 31, 2020
to be sufficient to fund operations through at least the next twelve
months.

Our funding requirements, however, are based on estimates that are subject to risks and uncertainties and may
change as a result of many factors currently unknown. Although management continues to pursue the plans described above, there is no
assurance that we will be successful in obtaining sufficient funding on terms acceptable to us to fund continuing operations, if at all, including as a result of market volatility following the COVID-
19
pandemic. Until such time as we can generate substantial product revenues, if ever, we expect to finance our cash needs through a combination of equity offerings, strategic partnerships and licensing arrangements. The terms of any future financing may
adversely affect the holdings or the rights of our existing stockholders.

Note
4
- Liquidity Risks and Management’s Plans

We are subject to risks common to companies in the biotechnology industry, including but not
limited to, the need for additional capital, risks of failure of preclinical and clinical studies, the need to obtain marketing approval and reimbursement for any drug product candidate that we may
identify and develop, the need to successfully commercialize and gain market acceptance of our product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development of technological innovations by competitors, reliance on third
party manufacturers.

We have incurred net losses since inception. Our net loss was
$27.5
million and
$20.5
million for the years ended
December 31, 2019
and
2018
respectively. We expect to continue to incur operating losses for at least the next several years. As of
December 31, 2019,
we had an accumulated deficit of
$685.1
million. Our future success is dependent on our ability to identify and develop our product candidates, and ultimately upon our ability to attain profitable operations. We have devoted substantially all of our financial resources and efforts to research and development and general and administrative expense to support such research and development. Net losses and negative cash flows have had, and will continue to have, an adverse effect on our stockholders’ equity and working capital, and accordingly, our ability to execute our future operating plans.

In the future, we will need to raise additional capital to continue funding our operations. We plan to obtain funding through a combination of public or private equity offerings, or strategic transactions including collaborations, licensing arrangements or other strategic partnerships. There is inherent uncertainty associated with these fundraising activities and, other than the funding recently committed by Lee’s Pharmaceutical (HK) Ltd. (Lee’s (HK)) as discussed below, they are not
considered probable. In the absence of such funding, we plan to strategically manage our uncommitted spend to execute our priorities and implement cost saving measures to reduce research and development expenditures which would include limiting or delaying or terminating preclinical and clinical studies or other development activities for our AEROSURF product candidates.

We recently entered into a binding commitment with Lee’s (HK), pursuant to which Lee’s HK will provide financing for the development of AEROSURF beginning
April 1, 2020
through
September 30, 2020.
We are in the process of negotiating a definitive agreement with Lee’s HK to set forth additional funding beyond
September 30, 2020
through study completion.  If we are unsuccessful at finalizing a definitive agreement with Lee’s HK or if we are successful but Lee’s HK subsequently terminates the agreement beyond
September 30, 2020,
our board of directors has approved a plan to suspend or terminate AEROSURF development until such time as we are able to secure the capital required to fund the program.

Management considers the successful implementation of these plans and efforts to manage uncommitted spending, including AEROSURF development, and to carry out necessary cost saving measures to be probable. Therefore, we expect our plans will enable our cash and cash equivalents as of the filing of our Annual Report on Form
10
-K to be sufficient to fund operations through at least the next twelve
months.

Our funding requirements, however, are based on estimates that are subject to risks and uncertainties and may
change as a result of many factors currently unknown. Although management continues to pursue the plans described above, there is no
assurance that we will be successful in obtaining sufficient funding on terms acceptable to us to fund continuing operations, if at all, including as a result of market volatility following the COVID-
19
outbreak. Until such time as we can generate substantial product revenues, if ever, we expect to finance our cash needs through a combination of equity offerings, strategic partnerships and licensing arrangements. The terms of any future financing may
adversely affect the holdings or the rights of our existing stockholders.